Other Financial Assets and Liabilities - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Ineffective portion recognized in profit or loss cash flow hedge valuation gain	₩ 2,711	₩ 4,181	₩ 263
Reclassified as accumulated other comprehensive income after tax	265,087
Retained earnings of attributable to owners	12,155,420	11,590,916
Disposal of investments in associates and joint ventures	24	₩ 16,930	₩ 7,832
Equity Instruments Listed [member]
Disclosure of detailed information about financial instruments [line items]
Retained earnings of attributable to owners	184,330
Disposal of investments in associates and joint ventures	₩ 350,777